Risk Management (Details) - Schedule of quality assets and its related provision - Credit Risk [Member] - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 38,729,401,000	$ 36,529,062,000
Total, Percentage	10000.00%	100.00%
Total ECL Allowance	$ 1,153,267,000
Total ECL Allowance, Percentage	100.00%	10000.00%
Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 12,794,735,000
Total, Percentage	33.04%
Total ECL Allowance	$ 385,575,000
Total ECL Allowance, Percentage	33.43%
Commercial [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		$ 5,313,342,000
Total, Percentage		14.55%
Total ECL Allowance		$ 229,463
Total ECL Allowance, Percentage		2182.00%
Mortgages [member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 15,729,009,000
Total, Percentage	40.61%
Total ECL Allowance	$ 162,756,000
Total ECL Allowance, Percentage	14.11%
Consumer [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 5,282,812,000	$ 4,999,247,000
Total, Percentage	13.64%	13.69%
Total ECL Allowance	$ 328,944,000	$ 304,411
Total ECL Allowance, Percentage	28.52%	2895.00%
Subtotal [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 25,934,666,000	$ 24,188,763,000
Total, Percentage	66.96%	66.22%
Total ECL Allowance	$ 767,692,000	$ 677,532
Total ECL Allowance, Percentage	66.57%	6444.00%
Mortgages [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		$ 13,876,174,000
Total, Percentage		37.99%
Total ECL Allowance		$ 143,658
Total ECL Allowance, Percentage		1366.00%
Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		$ 12,340,299,000
Total, Percentage		33.78%
Total ECL Allowance		$ 373,902,000
Total ECL Allowance, Percentage		35.56%
Commercial [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 4,922,845,000
Total, Percentage	12.71%
Total ECL Allowance	$ 275,992,000
Total ECL Allowance, Percentage	23.93%
Stage 1 [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 34,675,625,000	$ 32,664,056,000
Total ECL Allowance	196,845,000	239,973
Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	10,918,772,000
Total ECL Allowance	38,719,000
Stage 1 [Member] | Commercial [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		4,716,168,000
Total ECL Allowance		38,597
Stage 1 [Member] | Mortgages [member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	14,672,080,000
Total ECL Allowance	19,388,000
Stage 1 [Member] | Consumer [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	4,826,096,000	4,603,595,000
Total ECL Allowance	94,203,000	125,939
Stage 1 [Member] | Subtotal [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	23,756,853,000	22,286,362,000
Total ECL Allowance	158,126,000	189,921
Stage 1 [Member] | Mortgages [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		12,966,599,000
Total ECL Allowance		25,385
Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		10,377,694,000
Total ECL Allowance		50,052,000
Stage 1 [Member] | Commercial [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	4,258,677,000
Total ECL Allowance	44,535,000
Stage 2 [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,007,499,000	2,190,877,000
Total ECL Allowance	175,791,000	166,914
Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,192,595,000
Total ECL Allowance	61,094,000
Stage 2 [Member] | Commercial [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		233,158,000
Total ECL Allowance		14,655
Stage 2 [Member] | Mortgages [member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	367,467,000
Total ECL Allowance	10,462,000
Stage 2 [Member] | Consumer [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	217,866,000	178,513,000
Total ECL Allowance	73,973,000	38,197
Stage 2 [Member] | Subtotal [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	814,904,000	779,509,000
Total ECL Allowance	114,697,000	65,580
Stage 2 [Member] | Mortgages [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		367,838,000
Total ECL Allowance		12,728
Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		1,411,368,000
Total ECL Allowance		101,334,000
Stage 2 [Member] | Commercial [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	229,571,000
Total ECL Allowance	30,262,000
Stage 3 [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,046,277,000	1,674,129,000
Total ECL Allowance	780,631,000	644,547
Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	683,368,000
Total ECL Allowance	285,762,000
Stage 3 [Member] | Commercial [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		364,016,000
Total ECL Allowance		176,211
Stage 3 [Member] | Mortgages [member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	689,462,000
Total ECL Allowance	132,906,000
Stage 3 [Member] | Consumer [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	238,850,000	217,139,000
Total ECL Allowance	160,768,000	140,275
Stage 3 [Member] | Subtotal [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,362,909,000	1,122,892,000
Total ECL Allowance	494,869,000	422,031
Stage 3 [Member] | Mortgages [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		541,737,000
Total ECL Allowance		105,545
Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		551,237,000
Total ECL Allowance		222,516,000
Stage 3 [Member] | Commercial [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	434,597,000
Total ECL Allowance	201,195,000
A1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 40,121,000	$ 41,025,000
Total, Percentage	0.10%	0.11%
Total ECL Allowance	$ 1,000
Total ECL Allowance, Percentage	0.00%	0.00%
A1 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 40,121,000	$ 41,025,000
Total ECL Allowance	1,000
A1 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
A1 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
A2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 835,187,000	$ 751,952,000
Total, Percentage	2.16%	2.06%
Total ECL Allowance	$ 472,000	$ 1,333,000
Total ECL Allowance, Percentage	0.04%	0.13%
A2 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 835,187,000	$ 751,943,000
Total ECL Allowance	472,000	1,351,000
A2 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		9,000
Total ECL Allowance
A2 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
A3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,362,360,000	$ 2,605,894,000
Total, Percentage	6.10%	7.13%
Total ECL Allowance	$ 3,484,000	$ 4,733,000
Total ECL Allowance, Percentage	0.30%	0.45%
A3 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,362,324,000	$ 2,510,562,000
Total ECL Allowance	3,476,000	4,478,000
A3 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	36,000	6,168,000
Total ECL Allowance	8,000	80,000
A3 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		68,000
Total ECL Allowance		23,000
A4 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,780,654,000	$ 2,753,735,000
Total, Percentage	7.18%	7.54%
Total ECL Allowance	$ 5,761,000	$ 7,477,000
Total ECL Allowance, Percentage	0.50%	0.71%
A4 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,780,646,000	$ 2,728,117,000
Total ECL Allowance	5,761,000	7,374,000
A4 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	8,000	9,009,000
Total ECL Allowance		144,000
A4 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
A5 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,825,224,000	$ 2,535,032,000
Total, Percentage	7.29%	6.94%
Total ECL Allowance	$ 10,663,000	$ 14,214,000
Total ECL Allowance, Percentage	0.92%	1.35%
A5 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,811,300,000	$ 2,599,685,000
Total ECL Allowance	10,243,000	12,310,000
A5 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	13,132,000	41,052,000
Total ECL Allowance	360,000	2,335,000
A5 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	792,000
Total ECL Allowance	60,000
A6 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,141,684,000	$ 1,916,685,000
Total, Percentage	5.53%	5.25%
Total ECL Allowance	$ 21,090,000	$ 38,789,000
Total ECL Allowance, Percentage	1.83%	3.69%
A6 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,089,194,000	$ 1,746,362,000
Total ECL Allowance	18,766,000	24,539,000
A6 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	51,671,000	169,482,000
Total ECL Allowance	2,226,000	13,580,000
A6 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	819,000	841,000
Total ECL Allowance	98,000	332,000
B1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 739,301,000	$ 755,105,000
Total, Percentage	1.91%	2.07%
Total ECL Allowance	$ 28,819,000	$ 45,324,000
Total ECL Allowance, Percentage	2.50%	4.31%
B1 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
B1 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	736,674,000	754,993,000
Total ECL Allowance	28,346,000	45,287,000
B1 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,627,000	112,000
Total ECL Allowance	473,000	37,000
B2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 191,593,000	$ 238,705,000
Total, Percentage	0.50%	0.65%
Total ECL Allowance	$ 13,090,000	$ 21,300,000
Total ECL Allowance, Percentage	1.14%	2.03%
B2 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
B2 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	190,204,000	238,705,000
Total ECL Allowance	12,895,000	21,300,000
B2 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,389,000
Total ECL Allowance	195,000
B3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 75,002,000	$ 80,133,000
Total, Percentage	0.20%	0.22%
Total ECL Allowance	$ 6,654,000	$ 8,118,000
Total ECL Allowance, Percentage	0.58%	0.77%
B3 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
B3 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	71,873,000	80,130,000
Total ECL Allowance	5,674,000	8,117,000
B3 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	3,129,000	3,000
Total ECL Allowance	980,000	1,000
B4 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 104,818,000	$ 88,529,000
Total, Percentage	0.27%	0.24%
Total ECL Allowance	$ 14,630,000	$ 14,260,000
Total ECL Allowance, Percentage	1.27%	1.36%
B4 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
B4 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	73,231,000	55,213,000
Total ECL Allowance	6,210,000	4,967,000
B4 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	31,587,000	33,316,000
Total ECL Allowance	8,420,000	9,293,000
C1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 198,919,000	$ 177,244,000
Total, Percentage	0.51%	0.49%
Total ECL Allowance	$ 59,612,000	$ 46,689,000
Total ECL Allowance, Percentage	5.17%	4.44%
C1 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
C1 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	34,141,000	30,929,000
Total ECL Allowance	3,258,000	3,539,000
C1 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	164,778,000	146,315,000
Total ECL Allowance	56,354,000	43,150,000
C2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 113,952,000	$ 102,046,000
Total, Percentage	0.30%	0.28%
Total ECL Allowance	$ 27,494,000	$ 25,043,000
Total ECL Allowance, Percentage	2.38%	2.38%
C2 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
C2 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	9,426,000	9,033,000
Total ECL Allowance	502,000	737,000
C2 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	104,526,000	93,013,000
Total ECL Allowance	26,992,000	24,306,000
C3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 94,829,000	$ 50,482,000
Total, Percentage	0.24%	0.14%
Total ECL Allowance	$ 27,725,000	$ 13,113,000
Total ECL Allowance, Percentage	2.40%	1.25%
C3 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
C3 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,518,000	9,603,000
Total ECL Allowance	162,000	702,000
C3 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	93,311,000	40,879,000
Total ECL Allowance	27,563,000	12,411,000
C4 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 119,580,000	$ 66,014,000
Total, Percentage	0.31%	0.18%
Total ECL Allowance	$ 50,265,000	$ 27,142,000
Total ECL Allowance, Percentage	4.36%	2.58%
C4 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
C4 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	5,490,000	1,243,000
Total ECL Allowance	693,000	133,000
C4 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	114,090,000	64,771,000
Total ECL Allowance	49,572,000	27,009,000
C5 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 84,735,000	$ 102,390,000
Total, Percentage	0.22%	0.28%
Total ECL Allowance	$ 49,558,000	$ 57,676,000
Total ECL Allowance, Percentage	4.30%	5.49%
C5 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
C5 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	3,414,000	3,411,000
Total ECL Allowance	463,000	230,000
C5 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	81,321,000	98,979,000
Total ECL Allowance	49,095,000	57,446,000
C6 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 86,776,000	$ 75,328,000
Total, Percentage	0.22%	0.21%
Total ECL Allowance	$ 66,257,000	$ 48,691,000
Total ECL Allowance, Percentage	5.74%	4.63%
C6 [Member] | Stage 1 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
C6 [Member] | Stage 2 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,777,000	2,388,000
Total ECL Allowance	297,000	183,000
C6 [Member] | Stage 3 [Member] | Commercial loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	84,999,000	72,940,000
Total ECL Allowance	$ 65,960,000	$ 48,508,000